TERMINATED PARTICIPANTS (Details) - 401K RETIREMENT SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF PLAN
Terminated participants, vested balance threshold greater than to maintain investments in the plan	$ 5,000
Terminated participants invested accounts balance	$ 2,015,510	$ 1,827,501